Stockholders' equity	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Stockholders' equity
Stockholders’ equity
Stock repurchase program
Activity under our stock repurchase program was as follows (in millions):

	During the years ended December 31,
	2015		2014		2013
	Shares	Dollars	Shares	Dollars	Shares	Dollars
First quarter	2.9	$451	—	$—	9.1	$771
Second quarter	3.3	515	—	—	—	—
Third quarter	4.6	703	—	—	—	—
Fourth quarter	1.2	184	0.9	153	—	—
Total stock repurchases	12.0	$1,853	0.9	$153	9.1	$771

In October 2015, our Board of Directors authorized an increase that resulted in a total of $5.0 billion available under our stock repurchase program. As of December 31, 2015, $4.9 billion, remained available under our stock repurchase program.
Dividends
Our Board of Directors declared quarterly dividends per share of $0.79, $0.61, and $0.47 that were paid in each of the four quarters of 2015, 2014, and 2013, respectively.
Historically, each year we have declared dividends in December that were paid in the first quarter of the following fiscal year, and in March, July and October that were paid in the second, third and fourth quarters, respectively, of the same fiscal year.
Additionally, on December 15, 2015, the Board of Directors declared a quarterly cash dividend of $1.00 per share of common stock, which will be paid on March 8, 2016, to all stockholders of record as of the close of business on February 16, 2016.
Accumulated other comprehensive income
The components of accumulated other comprehensive income (AOCI) were as follows (in millions):

	Foreign currency translation	Cash flow hedges	Available-for-sale securities	Other	AOCI
Balance as of December 31, 2012	$12	$(35)	$183	$(14)	$146
Foreign currency translation adjustments	(71)	—	—	—	(71)
Unrealized gains (losses)	—	88	(284)	(1)	(197)
Reclassification adjustments to income	—	(85)	(75)	—	(160)
Other	—	—	—	(2)	(2)
Income taxes	(9)	(1)	133	—	123
Balance as of December 31, 2013	(68)	(33)	(43)	(17)	(161)
Foreign currency translation adjustments	(218)	—	—	—	(218)
Unrealized gains	—	298	37	1	336
Reclassification adjustments to income	—	203	1	—	204
Other	—	—	—	1	1
Income taxes	22	(178)	(14)	—	(170)
Balance as of December 31, 2014	(264)	290	(19)	(15)	(8)
Foreign currency translation adjustments	(257)	—	—	—	(257)
Unrealized gains (losses)	—	150	(299)	8	(141)
Reclassification adjustments to income	—	(143)	76	—	(67)
Other	—	—	—	1	1
Income taxes	10	—	(18)	—	(8)
Balance as of December 31, 2015	$(511)	$297	$(260)	$(6)	$(480)

Income tax expenses/benefits for unrealized gains and losses and the related reclassification adjustments to income for cash flow hedges were a $53 million expense and $53 million benefit in 2015, a $104 million expense and $74 million expense in 2014 and a $34 million expense and $33 million benefit in 2013, respectively. Income tax expenses/benefits for unrealized gains and losses and the related reclassification adjustments to income for available-for-sale securities were a $0 million and $18 million expense for 2015, a $14 million expense and $0 million in 2014 and a $105 million benefit and $28 million benefit in 2013, respectively.
The reclassifications out of AOCI to earnings were as follows (in millions):

	Amounts reclassified out of AOCI
Components of AOCI	Year ended December 31, 2015	Year ended December 31, 2014	Year ended December 31, 2013	Line item affected in the Statements of Income
Cash flow hedges:
Foreign currency contract gains	$326	$28	$4	Product sales
Cross-currency swap contract (losses) gains	(182)	(230)	82	Interest and other income, net
Forward interest rate contract losses	(1)	(1)	(1)	Interest expense, net
	143	(203)	85	Total before income tax
	(53)	74	(33)	Tax benefit (expense)
	$90	$(129)	$52	Net of taxes
Available-for-sale securities:
Net realized (losses) gains	$(76)	$(1)	$75	Interest and other income, net
	18	—	(28)	Tax benefit (expense)
	$(58)	$(1)	$47	Net of taxes

Other
In addition to common stock, our authorized capital includes 5 million shares of preferred stock, $0.0001 par value. As of December 31, 2015 and 2014, no shares of preferred stock were issued or outstanding.